Prepaid charter revenue, detail 3 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Prepaid Charter Revenue [Abstract]
Future Amortization Expense, Year One	$ 5,669
Future Amortization Expense, Year Two	$ 695